Leases	12 Months Ended
Jan. 31, 2023
Leases
Leasess

9. Leases

As at January 31, 2023, the Company does not have any leases. In prior years, leases of the Company related to building leases.

During the year ended January 31, 2021, the Company’s lease at 3595 Cadillac Avenue in California, U.S.A was assigned together with the assignment of Pivot Naturals (Note 4). The related lease liability was extinguished during the year ended January 31, 2021 and a gain on extinguishment of $1,459,785 has been recorded within gain on sale/abandonment of assets, net on the consolidated statements of loss and other comprehensive loss.

During the year ended January 31, 2021, the Company’s lease at 285-295 Kesmark Street in Quebec, Canada was assigned together with the sale of Pivot (Note 5(b)). A gain on extinguishment of the lease liability, net of loss on disposal of the ROU asset, totaling $212,777 has been recorded within gain on sale/abandonment of assets, net on the consolidated statements of loss and other comprehensive loss during the year ended January 31, 2021. The Company remains a guarantor on the lease at 285-295 Kesmark Street, which has monthly lease payments up to approximately $53,700, until the lease expiry date of April 30, 2025 pursuant to which it has recorded a financial guarantee liability of $1,107,212 (January 31, 2022 - $1,083,295) (Note 21(e)).

Right-of-use Assets $

Balance, January 31, 2020	3,251,638
Disposal – ROU asset	(3,330,947)
Disposal – Accumulated amortization on ROU asset	264,362
Amortization on ROU asset	(185,053)

Balance, January 31, 2023, 2022 and 2021	–

During the year ended January 31, 2023, the Company recorded $nil (2022 - $nil; 2021 - $254,902) of sub-lease income related to the sub-lease of 285 Kesmark Street, which has been offset against amortization on ROU asset in the consolidated statements of loss and other comprehensive loss.

Lease Liability $

Balance, January 31, 2020	4,702,292
Disposal	(4,739,149)
Lease liability expense	479,164
Lease payments	(499,929)
Effect of foreign exchange rate changes	57,622

Balance, January 31, 2023, 2022 and 2021	–